RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 8 - RELATED PARTY TRANSACTIONS

On July 25, 2014, Luck Sky Shen Zhen obtained an exclusive, worldwide, royalty free license from Zhou Deng Rong and Zhou Jian (his son) and a second exclusive, worldwide royalty free license from LuckSky Group to an aggregate of 48 Chinese patents and related know how and trade secrets, including the technology underlying 13 patent applications (the “Technology”). The Technology represents all of the patents, patent applications and related know how and trade secrets owned by the licensors with respect to PV installations and the air energy storage power generation technology as applied to commercial and residential buildings, but not wind towers. On July 25, 2014, Luck Sky Shen Zhen granted Sanhe an exclusive sublicense with respect to the use of the Technology for commercial and residential buildings, but not for other uses, including wind towers, vehicles and trains, which sublicense also provides for a royalty payment to Luck Sky Shen Zhen equal of five percent of Sanhe’s revenues.

Construction Project

On April 25, 2014, Sanhe entered into a construction project agreement with Xianning Lucksky Aerodynamic Electricity Ltd (“Xianning Lucksky”). As of July 31, 2016, the project was completed and $8,705,527 of revenue and $7,752,526 of cost of sales were recognized.

On July 26, 2016, Sanhe entered into a construction project agreement of 3MW PV panel installations with Xianning Lucksky. As of July 31, 2016, the project was not started. As of April 30, 2017, the project was completed and $2,822,199 of revenue and $2,366,177 of cost of sales were recognized.

On July 26, 2016, Sanhe entered into a construction project agreement of 4MW PV panel installations with Xianning Lucksky. As of April 30, 2017, the accumulated cost on the construction project was $169,572 and the accumulated billing was $1,066,763.

On July 7, July 28 and August 5, 2016, Sanhe entered into three construction project agreements for 93KW, 365KW and 75KW PV panel installations with Sanhe Liguang Kelitai Equipment Ltd (“Sanhe Keilitai”)., Sanhe Keilitai is majority ( 95%) owned by Zhou Jian, our Chairman of the Board. As of April 30, 2017, the accumulated costs on the construction projects were $32,656, $68,974 and $67,126 and the accumulated billings were $18,109, $68,974 and $14,514 respectively.

Sanhe has been working on a construction project for Xianning Lucksky, which agreed to reimburse Sanhe for the cost of the project. As of April 30, 2017, the project was completed and $90,310 of revenue and $80,617 of cost of sales were recognized.

Due from related parties

On January 19, 2017, Luck Sky Shen Zhen entered into a loan agreement with Sanhe Keilitai with an amount of $72,569 at 0.45% interest rate per month. The due date is July 19, 2017. The interest income for the nine months ended April 30, 2017 was $1,112.

Due from director

On January 19, 2017, Luck Sky Shen Zhen entered into two loan agreements with Zhou Jian with a total amount of $145,138. The due date is July 19, 2017 and non-interest bearing.

Due to related parties

Sanhe leases its principal office, factory and dormitory from LuckSky Group in Sanhe City, Hebei Province. LuckSky Group is owned by Zhou Deng Rong, our former CEO and Zhou Jian, our General Manager and Chairman of the Board. The space in the office, factory and dormitory being leased are 1296, 5160 and 1200 square meters, respectively. The office and factory space are leased for a rent of $102,855 (RMB697,248) per year and the dormitory is leased for a rent of $19,118 (RMB129,600) per year. The leases expire in April 30, 2024 and are subject to renewal with a prior two-month written notice. LuckSky Group is in the process of obtaining the land use approval and ownership certificate of the leased building. As of April 30, 2017 and July 31, 2016, the lease payables to LuckSky Group were $360,021 and $280,304, respectively.

Until August 1, 2015, Sanhe leased a second factory and office in Sanhe City from Sanhe Dong Yi Glass Machine Company Limited, which is owned by Zhou Deng Rong. A portion of this facility was used by Sanhe to demonstrate its products but the facility was primarily intended as a backup to the first facility in Sanhe City and/or for expansion. The factory and office are 4,748.96 square meters. The rent paid by Sanhe for the factory and the office was RMB1, 306,500 per year. As of April 30, 2017 and July 31, 2016, the rental fee accrued but unpaid under the leases from LuckSky Group and Sanhe Dong Yi were $237,028 and $246,060, respectively. On August 1, 2015, the two parties terminated the finance leasing. As the Company no longer needs the factory and office, the assets were returned to the lessor effective August 1, 2015.

On July 27, 2016, Xianning Xiangtian Air Energy Electric Co., Ltd. (“Xianning Xiangtian”), the wholly-owned subsidiary of the Company, entered into a rental agreement with Xianning Lucksky. The space in the factory being leased is 4628 square meters. The factory space is leased for a rent of $81,924 (RMB555,360) per year. The lease expires on July 31, 2018 and is subject to renewal with a prior one-month written notice.

On January 26, 2017, Xianning Lucksky lent $21,771 to Xianning Xiangtian. The Company used the funds for its operations. These advances are due on demand, unsecured and non-interest bearing.

From November 2016, Xianning Lucksky prepaid $18,902 expenses for Xianning Xiangtian. From time to time, Mr. Zhou Deng Rong prepaid some expenses for the Company. As of April 30, 2017 and July 31, 2016, amounts due to related parties were as follows:

	April 30,	July 31,
	2017	2016
	(Unaudited)
Rental fees:
LuckSky Group	360,021	280,304
Sanhe Dong Yi (Capital lease payable)	237,028	246,060
Xianning Lucksky	60,453	-

Prepaid expenses on behalf of the company:
Zhou Deng Rong	1,634,840	1,190,370
Xianning Lucksky	18,902	-

Borrowings:
Xianning Lucksky	$21,771	$-

Total	$2,333,015	$1,716,734

Due to Directors

From time to time, the Company receives advances from its directors. As of April 30, 2017 and July 31, 2016, the Company received $415,652 and $414,876, respectively. The Company used the funds for its operations. These advances are due on demand, unsecured and non-interest bearing.

Due to Shareholders

From time to time, the Company receives advances from its shareholder, Zhou Deng Rong. As of April 30, 2017 and July 31, 2016, the Company received $84,180 and $0, respectively. The Company used the funds for its operations. These advances are due on demand, unsecured and non-interest bearing.

NOTE 7 - RELATED PARTY TRANSACTIONS

Since inception, Sanhe rented an office from Sanhe Dong Yi Glass Machine Company Limited (“Sanhe Dong Yi”), a Company owned by Zhou Deng Rong, our former general manager and former majority shareholder of the Company. The rental period was from June 15, 2013 to June 14, 2014, and the full rent amount of $3,965 (RMB12,000) was paid in advance. The Company also paid $1,487 (RMB9,000) to Sanhe Dong Yi to purchase several articles of furniture and computer equipment for its operation purpose in September 2014.

On July 25, 2014, Luck Sky Shen Zhen obtained an exclusive, worldwide, royalty free license from Zhou Deng Rong and Zhou Jian (his son) and a second exclusive, worldwide royalty free license from LuckSky Group to an aggregate of 48 Chinese patents and related know how and trade secrets, including the technology underlying 13 patent applications (the “Technology”). The Technology represents all of the patents, patent applications and related know how and trade secrets owned by the licensors with respect to PV installations and the air energy storage power generation technology as applied to commercial and residential buildings, but not wind towers. On July 25, 2014, Luck Sky Shen Zhen granted Sanhe an exclusive sublicense with respect to the use of the Technology for commercial and residential buildings, but not for other uses, including wind towers, vehicles and trains, which sublicense also provides for a royalty payment to Luck Sky Shen Zhen equal of five percent of Sanhe’s revenues.

Sanhe leases its principal office, factory and dormitory from LuckSky Group in Sanhe City, Hebei Province. LuckSky Group is owned by Zhou Deng Rong, our former CEO and Zhou Jian, our General Manager and Chairman of the Board. The space in the office, factory and dormitory being leased are 1296, 5160 and 1200 square meters, respectively. The office and factory space are leased for a rent of $105,053 (RMB697,248) per year and the dormitory is leased for a rent of $19,527 (RMB129,600) per year. The leases expire in April 30, 2024 and are subject to renewal with a prior two-month written notice. LuckSky Group is in the process of obtaining the land use approval and ownership certificate of the leased building.

On April 28, 2012, Zhou Jian obtained the right of usage of 44.3 acres agricultural land where our principal office, factory and dormitory are located for 18 years and 8 months, starting May 1, 2012. The annual price paid for such usage rights is $5,200 (RMB34,510). On May 1, 2012, Zhou Jian signed a commitment letter that allowed Xiangtian Kelitai, Yanjiao Branch, a division of LuckSky Group to use this agricultural land. LuckSky Group constructed the buildings on such agricultural land. In the event we are unable to use our principal factory and office space as a result of this usage issue, the lease provides that LuckSky Group will use every effort to complete and perfect the ownership and usage rights, or provide Sanhe with equivalent space.

On July 25, 2014, prior to the Acquisition, Sanhe and LuckSky Shen Zhen and Sanhe’s shareholders entered into a series of VIE Agreements, pursuant to which Sanhe became LuckSky Shen Zhen’s contractually controlled affiliate. The VIE Agreements include the Framework Agreement on Business Cooperation, the Exclusive Management, Consulting and Training and Technical Services Agreement, the Exclusive Option Agreement, the Equity Pledge Agreement, the Know-How Sub-License Agreement and the Power-of-Attorney. The purpose and effect of the VIE Agreements is to provide LuckSky Shen Zhen (the Company’s indirect wholly-owned subsidiary) with all of the management and control of Sanhe and all of its net income. While LuckSky Shen Zhen does not actually own at present any of the equity and shares in Sanhe, the purpose and effect of the VIE Agreements is to instill in LuckSky Shen Zhen total management and voting control of Sanhe for all material purposes. The use of VIE agreements is a common structure used to acquire PRC corporations, particularly in certain industries in which foreign investment is restricted or forbidden by the PRC government.

On July 25, 2014, the Company entered into the Stock Purchase Agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe. The Company agreed to issue to Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of the Company’s common stock, representing 51.4% of the issued and outstanding shares of common stock.

Construction Project

On April 25, 2014, Sanhe entered into a construction project agreement with Xianning Lucksky Aerodynamic Electricity Ltd (“Xianning Lucksky”). Prior to April 10, 2014, XianningLucksky was majorly ( 70%) owned by Zhou Deng Rong, former majority shareholder and former CEO of the Company, and former general manager of Sanhe; where he has significant influence over Xianning Lucksky. As of July 31, 2016, the project was completed and $8,705,527 of revenue and $7,752,526 of cost of sales were recognized.

Due from related parties

On April 25, 2015, Sanhe entered into a loan agreement with Xiangtian Kelitai, Yanjiao Branch, a division of LuckSky Group, which is owned by Zhou Deng Rong, former CEO and Sanhe’s former general manager and former majority shareholder of the Company, with a total amount of $507,917 (RMB3,150,000). The loan is unsecured and matures on December 31, 2015. If the loan is not fully repaid on the maturity date, Sanhe will be entitled to receive an interest at 5% per annum. As of July 31, 2016 and July 31, 2015, the outstanding principal on the loan was $0 and $32,208. On November 27, 2015, the Company lent another short-term capital loan for $15,209 to Xiangtian Kelitai without a contract. The loan is unsecured and bears no interest. This loan was repaid on March 8, 2016.

Sanhe has been working on a construction project for Xiangtian Kelitai where Sanhe was promised to be reimbursed for the cost of the project. The accumulated cost on the construction project was $579,671 as of July 31, 2015.  As of July 31, 2016, the project was completed and $811,197 of revenue and $730,141 of cost of sales were recognized.

Due to related parties.

Sanhe leases its principal office, factory and dormitory from LuckSky Group in Sanhe City, Hebei Province. LuckSky Group is owned by Zhou Deng Rong, our former CEO and Zhou Jian, our General Manager and Chairman of the Board. The space in the office, factory and dormitory being leased are 1296, 5160 and 1200 square meters, respectively. The office and factory space are leased for a rent of $105,053 (RMB697,248) per year and the dormitory is leased for a rent of $19,527 (RMB129,600) per year. The leases expire in April 30, 2024 and are subject to renewal with a prior two-month written notice. LuckSky Group is in the process of obtaining the land use approval and ownership certificate of the leased building.As of July 31, 2016 and 2015, the lease payables to LuckSky Group were $280,304 and $166,443, respectively.

Until August 1, 2015, Sanhe leased a second factory and office in Sanhe City from Sanhe Dong Yi Glass Machine Company Limited, which is owned by Zhou Deng Rong. A portion of this facility was used by Sanhe to demonstrate its products but the facility was primarily intended as a backup to the first facility in Sanhe City and/or for expansion. The factory and office are 4,748.96 square meters. The rent paid by Sanhe for the factory and the office was RMB1,306,500 per year. As of July 31, 2016, 2015 and 2014, the lease payables to Sanhe Dong Yi Glass Machine Company Limited were $246,060, $262,996 and $52,542, respectively. On August 1, 2015, the two parties terminated the finance lease. As the Company no longer needs the factory and office, the assets were returned to the lessor effective August 1, 2015.

From time to time, Mr. Zhou Deng Rong prepaid some expenses for the company. As of July 31, 2016, 2015 and 2014, amounts due to related parties were as follows:

			July 31,
	July 31, 2016	July 31, 2015	2014
Rental fees:
LuckSky Group	280,304	166,443	33,253
Sanhe Dong Yi (Capital lease payable)	$246,060	$262,996	$52,542

Purchase Fixed assets:
Kelitai	-	-	1,235,667

Borrowings:
LuckSky Group	-	-	1,242,198
Sanhe Dong Yi	-	-	160,865

Prepaid expenses on behalf of the company:
Kelitai	-	-	1,510
Zhou Deng Rong	1,190,370	627,129	354,112

Total	$1,716,734	$1,056,568	$3,080,147

Due to Shareholders

Since inception to April 2014, the Company’s shareholder has paid several employees’ salaries on behalf of the Company. On June 30, 2016 the shareholder announced to abandon his claim. As of July 31, 2016, 2015 and 2014, the amount due to shareholders was $0, $18,934 and $18,934 respectively.

Due to Directors

From time to time, the Company receives advances from its directors. As of July 31, 2016, 2015 and 2014, the Company received $414,876, $417,770 and $430,928, respectively. The Company used the funds for its operations. These advances are due on demand, unsecured and non-interest bearing.